Average Annual Total Returns			12 Months Ended	13 Months Ended	17 Months Ended	37 Months Ended	60 Months Ended	61 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.40%			7.17%
Performance Inception Date		Dec. 09, 2022
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.06%			4.48%
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.15%			4.33%
Invesco AAA CLO Floating Rate Note ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			4.11%
Invesco AAA CLO Floating Rate Note ETF | JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.45%			7.13%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.58%				3.65%				4.97%
Performance Inception Date		Nov. 20, 2008
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.53%				2.49%				3.85%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.53%				2.32%				3.41%
Invesco Active U.S. Real Estate ETF | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.27%				4.85%
Invesco Active U.S. Real Estate ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.21%				4.15%	4.40%
Performance Inception Date		Dec. 02, 2020
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.14%				1.50%	1.78%
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.79%				1.97%	2.18%
Invesco High Yield Bond Factor ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				(0.36%)	(0.25%)
Invesco High Yield Bond Factor ETF | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.62%				4.50%	4.75%
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.75%		13.94%
Performance Inception Date		Jul. 17, 2024
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.10%		10.74%
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.98%		9.42%
Invesco MSCI EAFE Income Advantage ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%		16.39%
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.45%		16.91%
Performance Inception Date		Jul. 17, 2024
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.71%		12.31%
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.15%		10.88%
Invesco QQQ Income Advantage ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%		20.04%
Invesco QQQ Income Advantage ETF | Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.02%		19.07%
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.02%			4.67%
Performance Inception Date		Dec. 09, 2022
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.97%			4.62%
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.29%			4.55%
Invesco Rochester High Yield Municipal ETF | Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.50%			5.08%
Invesco Rochester High Yield Municipal ETF | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.26%			3.74%
Invesco Rochester High Yield Municipal ETF | S&P Municipal Bond 50% Investment Grade/50% High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.66%			4.57%
Invesco Rochester High Yield Municipal ETF | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.28%			5.45%
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.18%				4.20%				5.93%
Performance Inception Date		Dec. 06, 2012
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.29%				3.53%				5.24%
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.27%				2.95%				4.39%
Invesco S&P 500 Downside Hedged ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%				14.82%
Invesco S&P 500 Downside Hedged ETF | S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.67%				4.82%				6.49%
Invesco S&P 500 Downside Hedged ETF | U.S. 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.07%				3.21%				2.16%
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.09%		10.10%
Performance Inception Date		Jul. 17, 2024
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.17%		6.31%
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.63%		6.16%
Invesco S&P 500 Equal Weight Income Advantage ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		16.48%
Invesco S&P 500 Equal Weight Income Advantage ETF | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.43%		10.17%
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.19%			5.62%
Performance Inception Date		Dec. 09, 2022
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.08%			3.41%
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.62%			3.35%
Invesco Short Duration Total Return Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			4.11%
Invesco Short Duration Total Return Bond ETF | Bloomberg 1-3 Yr Gov/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%			4.70%
Invesco Top QQQ ETF | Invesco Top QQQ ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.53%	23.25%
Performance Inception Date		Dec. 04, 2024
Invesco Top QQQ ETF | Invesco Top QQQ ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.53%	23.25%
Invesco Top QQQ ETF | Invesco Top QQQ ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.75%	17.74%
Invesco Top QQQ ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	17.25%
Invesco Top QQQ ETF | Nasdaq-100 Mega Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.60%	24.35%
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.17%				(0.20%)			3.21%
Performance Inception Date		Feb. 10, 2016
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.14%				(1.67%)			1.68%
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.23%				(0.78%)			1.81%
Invesco Total Return Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				(0.36%)			1.81%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.01%				3.36%				2.79%
Performance Inception Date		Feb. 12, 2008
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.08%				1.93%				1.67%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.94%				1.95%				1.65%
Invesco Ultra Short Duration ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				(0.36%)				2.01%
Invesco Ultra Short Duration ETF | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.28%				3.18%				2.20%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.11%				4.20%		3.41%
Performance Inception Date		Sep. 22, 2016
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.00%				2.50%		2.03%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.00%				2.48%		2.01%
Invesco Variable Rate Investment Grade ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				(0.36%)		1.56%
Invesco Variable Rate Investment Grade ETF | Bloomberg US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.12%				4.00%		3.24%

[1]	Effective February 24, 2025, the Fund changed its supplemental benchmark from the S&P Municipal Bond 50% Investment Grade/50% High Yield Index to the Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) (“New Blended Index”) to reflect that the New Blended Index more closely reflects the performance of the types of securities in which the Fund invests.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.